Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 93.3%
Debt Funds - 14.9%
iShares 10+ Year Investment Grade Corporate Bond ETF	38,941	$1,956,006
iShares 10-20 Year Treasury Bond ETF	49,450	5,130,438
iShares 1-3 Year Treasury Bond ETF	33,904	2,804,878
iShares 1-5 Year Investment Grade Corporate Bond ETF	54,330	2,845,262
iShares 20+ Year Treasury Bond ETF	11,061	1,006,883
iShares 3-7 Year Treasury Bond ETF	27,193	3,212,445
iShares 5-10 Year Investment Grade Corporate Bond ETF	36,444	1,914,039
iShares 7-10 Year Treasury Bond ETF	8,377	798,915
iShares Core Total USD Bond Market ETF	182,011	8,387,067
iShares Core U.S. Aggregate Bond ETF	78,823	7,797,171
iShares MBS ETF	20,448	1,917,613
Total Debt Funds		37,770,717
Equity Funds - 78.4%
iShares Core MSCI EAFE ETF	294,547	22,282,480
iShares Core MSCI Emerging Markets ETF	45,745	2,468,858
iShares Core S&P 500 ETF(a)	144,857	81,395,148
iShares Core S&P Mid-Cap ETF	265,108	15,469,052
iShares Core S&P Small-Cap ETF	72,761	7,608,618
iShares MSCI EAFE Growth ETF	33,938	3,393,800
iShares MSCI EAFE Value ETF	94,310	5,558,631
iShares MSCI Emerging Markets ex China ETF	51,439	2,833,774
iShares MSCI USA Momentum Factor ETF	37,295	7,538,438
iShares MSCI USA Quality Factor ETF	111,599	19,071,153
iShares S&P 100 ETF	12,908	3,495,874
iShares S&P 500 Growth ETF	126,832	11,773,815
iShares S&P 500 Value ETF	46,173	8,799,650
iShares U.S. Technology ETF	56,265	7,901,857
Total Equity Funds		199,591,148
Total Exchange Traded Funds
(Cost - $153,088,857)		237,361,865
Short-Term Investments - 6.1%
Money Market Funds - 6.1%
Dreyfus Government Cash Management, 4.23%(b)	13,187,926	13,187,926
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(b)	2,433,049	2,433,049

Total Short-Term Investments (Cost - $15,620,975)		15,620,975
Total Investments - 99.4%
(Cost - $168,709,832)		$252,982,840
Other Assets Less Liabilities - Net 0.6%		1,478,676
Total Net Assets - 100.0%		$254,461,516

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Index Future	Goldman Sachs & Co.	17	6/20/2025	$1,723,035	$27,878
MSCI EAFE Future	Goldman Sachs & Co.	56	6/20/2025	6,765,640	223,820
MSCI Emerging Market Index Future	Goldman Sachs & Co.	15	6/20/2025	833,100	27,330
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	5	6/20/2025	1,943,950	47,766
S&P 500 E-Mini Future	Goldman Sachs & Co.	97	6/20/2025	27,418,262	187,350
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	12	6/20/2025	3,526,320	12,000
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$526,144

Effective May 1, 2025, the below Portfolios were renamed as follows:

Name Prior to May 1, 2025	Name Effective May 1, 2025
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies remain unchanged.